Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Net Revenue from Geographic Location (Sales Revenue, Net [Member])	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
United States [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Net Revenue from Geographic Location [Line Items]
Revenues, Percentage	45.00%	58.00%	53.00%	59.00%	89.00%
Japan [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Net Revenue from Geographic Location [Line Items]
Revenues, Percentage	34.00%	29.00%	29.00%	29.00%	7.00%
Europe [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Net Revenue from Geographic Location [Line Items]
Revenues, Percentage	21.00%	13.00%	17.00%	12.00%	4.00%
Rest of World [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Net Revenue from Geographic Location [Line Items]
Revenues, Percentage			1.00%